Offsetting Financial Assets and Financial Liabilities - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Gross amounts of financial assets [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	€ 8,136	€ 17,755
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	2,552
Securities borrowed (enforceable)	14,987	18,470
Securities borrowed (non-enforceable)	1,744	1,611
Financial assets at fair value through profit or loss [Abstract]
Trading assets	185,127	171,520
Positive market values from derivative financial instruments (enforceable)	363,859	592,048
Positive market values from derivative financial instruments (non-enforceable)	15,410	19,625
Financial assets designated at fair value through profit or loss (enforceable)	125,869	95,802
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	32,783
Total financial assets at fair value through profit or loss	719,676	911,778
Loans	401,699	408,909
Other assets	112,023	153,732
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859	8,830
Remaining assets not subject to netting	307,869	275,442
Total assets	1,568,425	1,790,249
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(455)	(4,020)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0	0
Securities borrowed (enforceable)	0	0
Securities borrowed (non-enforceable)	0	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(465)	(477)
Positive market values from derivative financial instruments (enforceable)	(18,237)	(126,523)
Positive market values from derivative financial instruments (non-enforceable)	0	0
Financial assets designated at fair value through profit or loss (enforceable)	(64,003)	(40,998)
Financial assets designated at fair value through profit or loss (non-enforceable)	0	0
Total financial assets at fair value through profit or loss	(82,706)	(167,998)
Loans	0	0
Other assets	(10,531)	(27,686)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(706)	(5,314)
Remaining assets not subject to netting	0	0
Total assets	(93,692)	(199,704)
Net amounts of financial assets presented on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	7,681	13,735
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	2,552
Securities borrowed (enforceable)	14,987	18,470
Securities borrowed (non-enforceable)	1,744	1,611
Financial assets at fair value through profit or loss [Abstract]
Trading assets	184,661	171,044
Positive market values from derivative financial instruments (enforceable)	345,622	465,525
Positive market values from derivative financial instruments (non-enforceable)	15,410	19,625
Financial assets designated at fair value through profit or loss (enforceable)	61,865	54,804
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	32,783
Total financial assets at fair value through profit or loss	636,970	743,781
Loans	401,699	408,909
Other assets	101,491	126,045
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,153	3,516
Remaining assets not subject to netting	307,869	275,442
Total assets	1,474,732	1,590,546
Impact of Master Netting Agreements [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0	0
Securities borrowed (enforceable)	0	0
Securities borrowed (non-enforceable)	0	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	0	0
Positive market values from derivative financial instruments (enforceable)	(285,421)	(386,727)
Positive market values from derivative financial instruments (non-enforceable)	0	0
Financial assets designated at fair value through profit or loss (enforceable)	(728)	(2,748)
Financial assets designated at fair value through profit or loss (non-enforceable)	0	0
Total financial assets at fair value through profit or loss	(286,149)	(389,475)
Loans	0	0
Other assets	(29,854)	(39,567)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(2,461)	(2,719)
Remaining assets not subject to netting	0	0
Total assets	(316,003)	(429,042)
Cash collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0	0
Securities borrowed (enforceable)	0	0
Securities borrowed (non-enforceable)	0	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(81)	(101)
Positive market values from derivative financial instruments (enforceable)	(41,842)	(51,790)
Positive market values from derivative financial instruments (non-enforceable)	(1,811)	(2,055)
Financial assets designated at fair value through profit or loss (enforceable)	(773)	(928)
Financial assets designated at fair value through profit or loss (non-enforceable)	0	0
Total financial assets at fair value through profit or loss	(44,508)	(54,874)
Loans	(12,642)	(13,039)
Other assets	(569)	(589)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(565)	(589)
Remaining assets not subject to netting	(390)	(423)
Total assets	(58,109)	(68,925)
Financial instrument collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(7,675)	(13,719)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	(2,239)	(2,225)
Securities borrowed (enforceable)	(14,093)	(17,637)
Securities borrowed (non-enforceable)	(1,661)	(1,555)
Financial assets at fair value through profit or loss [Abstract]
Trading assets	(86)	(884)
Positive market values from derivative financial instruments (enforceable)	(7,868)	(9,349)
Positive market values from derivative financial instruments (non-enforceable)	(1,276)	(1,244)
Financial assets designated at fair value through profit or loss (enforceable)	(56,410)	(46,670)
Financial assets designated at fair value through profit or loss (non-enforceable)	(20,534)	(21,074)
Total financial assets at fair value through profit or loss	(86,174)	(79,221)
Loans	(40,775)	(47,703)
Other assets	(94)	(104)
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(94)	(104)
Remaining assets not subject to netting	(70)	(307)
Total assets	(152,782)	(162,473)
Net amount [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	7	16
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	51	327
Securities borrowed (enforceable)	894	832
Securities borrowed (non-enforceable)	83	56
Financial assets at fair value through profit or loss [Abstract]
Trading assets	184,495	170,059
Positive market values from derivative financial instruments (enforceable)	10,490	17,658
Positive market values from derivative financial instruments (non-enforceable)	12,323	16,327
Financial assets designated at fair value through profit or loss (enforceable)	3,954	4,457
Financial assets designated at fair value through profit or loss (non-enforceable)	8,876	11,709
Total financial assets at fair value through profit or loss	220,138	220,211
Loans	348,282	348,167
Other assets	70,975	85,786
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	33	104
Remaining assets not subject to netting	307,409	274,712
Total assets	€ 947,839	€ 930,106